Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.25%	0.25%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	0.25%	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Management Expenses	0.07%	0.07%
12b-1 Distribution Fee	none	none
Other Expenses	0.08%	0.05%
Total Annual Fund Operating Expenses	0.15%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	66	102	141	256
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	63	92	124	219

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	42	77	116	232
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	39	68	99	194

Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Management Expenses	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.35%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Investor Shares	87	166	252	506

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	61	137	221	467

Participant:
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Signal Shares	74	124	180	345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	47	96	149	305

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.25%	0.25%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	0.25%	0.25%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Management Expenses	0.26%	0.14%
12b-1 Distribution Fee	none	none
Other Expenses	0.09%	0.08%
Total Annual Fund Operating Expenses	0.35%	0.22%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Investor Shares	87	166	252	506
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	74	124	180	345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	61	137	221	467
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	47	96	149	305

Signal
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.22%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Signal Shares	74	124	180	345

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	47	96	149	305